Long-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt

(5) Long-term debt

Long-term debt as of March 31, 2016 and December 31, 2015 consists of the following:

	March 31, 2016	December 31, 2015
Term loan B requires quarterly installments plus interest through the term of the loan, maturing March 31, 2021. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.50% at March 31, 2016 and 4.75% at December 31, 2015)	$491,000	$492,275
Revolving credit line, requires interest only payments through the term of the loan, maturing March 31, 2019. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.25% at March 31, 2016 and December 31, 2015)	—	—

Total debt, excluding deferred financing costs	491,000	492,275
Deferred financing costs, net of accumulated amortization	(7,025)	(7,396)

Total debt	483,975	484,879
Current portion of long-term debt and line of credit	5,100	5,100

Long-term debt, net of current portion	$478,875	$479,779

Future annual principal payments of long-term debt as of March 31, 2016 are as follows:

Amount
Remainder of 2016	$3,825
2017	5,100
2018	5,100
2019	5,100
2020	5,100
Thereafter	466,775

Total	$491,000

(9) Long-term debt

Long-term debt as of December 31, 2015 and 2014 consists of the following:

	December 31, 2015	December 31, 2014
Term loan B requires quarterly installments plus interest through the term of the loan, maturing March 31, 2021. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.75% at December 31, 2015 and 2014)	$492,275	$387,075
Revolving credit line, requires interest only payments through the term of the loan, maturing March 31, 2019. Outstanding borrowings bear interest at LIBOR or base rate (as defined) plus a margin at the election of the borrower (4.25% at December 31, 2015 and 2014)	—	—

Total debt, excluding deferred financing costs	492,275	387,075
Deferred financing costs, net of accumulated amortization	(7,396)	(7,294)

Total debt	484,879	379,781
Current portion of long-term debt and line of credit	5,100	3,900

Long-term debt, net of current portion	$479,779	$375,881

On March 31, 2014, the Company entered into a five-year $430,000 credit facility with a consortium of banks and lenders to refinance its existing indebtedness, as well as to provide funds for working capital, capital expenditures, acquisitions, a $173,900 dividend and general corporate purposes. The facility consisted of a $390,000 Term Loan and a $40,000 Revolving Credit Facility. On March 31, 2015, the Company amended this credit facility to increase the Term Loan to $510,000 to fund a cash dividend of $140,000. The unused portion of the Revolving Credit Facility as of December 31, 2015 was $40,000. The Term Loan calls for quarterly principal installment payments of $1,275 through March 2021.

The credit facility requires the Company to meet certain financial covenants, which the Company was in compliance with as of December 31, 2015. The facility is secured by all of the Company’s assets, excluding the assets attributable to the consolidated VIEs (see Note 3).

Future annual principal payments of long-term debt as of December 31, 2015 are as follows:

Amount
2016	$5,100
2017	5,100
2018	5,100
2019	5,100
2020	5,100
Thereafter	466,775

Total	$492,275